UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-06443

          BlackRock Income Opportunity Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Income Opportunity Trust, Inc.

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)

July 31, 2005

BlackRock Income Opportunity Trust, Inc. (BNA)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—142.6%
			Mortgage Pass-Through Securities—26.6%
			Federal National Mortgage Assoc.,
	$ 675		2.35%, 4/29/06	$ 666,590
	85,558	[2,3]	5.50%, 3/15/11 - 12/01/99	86,280,745
	18,266		6.00%, 3/01/27 - 12/01/99	18,666,688
	272		7.00%, 2/01/24 - 10/01/28	287,220
	1,214		6.00%, 3/01/16 - 7/01/17	1,253,113
			Government National Assoc.,
	1,857		6.00%, 6/20/15	1,915,667
	122		8.00%, 4/15/24 - 11/15/25	131,478

			Total Mortgage Pass-Through Securities	109,201,501

			Federal Housing Administration—1.2%
			GMAC Projects,
	358		Ser. 37, 7.43%, 5/01/22	367,844
	202		Ser. 44, 7.43%, 8/01/22	207,785
			Merrill Projects,
	162		Ser. 29, 7.43%, 10/01/20	166,419
	232		Ser. 42, 7.43%, 9/01/22	238,935
	1,873		Reilly Project, Ser. B-11, 7.40%, 4/01/21	1,923,076
	1,894		Westmore Project, 7.25%, 4/01/21	1,935,248

			Total Federal Housing Administration	4,839,307

			Agency Multiple Class Mortgage Pass-Through Securities—5.7%
			Federal Home Loan Mortgage Corp.,
	3,528		Ser. 2806, Class VC, 6.00%, 12/15/19	3,621,475
	1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,358,614
	3,933		Ser. 2922, Class GA, 5.50%, 5/15/34	3,940,689
	2,099		Ser. 2927, Class BA, 5.50%, 10/15/33	2,104,701
	2,130		Ser. 2933, Class HD, 5.50%, 2/15/35	2,137,136
	3,750		Ser. 82, Class HJ, 5.50%, 9/25/32	3,776,138
			Federal National Mortgage Assoc.,
	2,388		Ser. 27, Class PC, 5.50%, 5/25/34	2,404,742
	3,982		Ser. 5, Class PK, 5.00%, 12/25/34	3,952,261

			Total Agency Multiple Class Mortgage Pass-Through Securities	23,295,756

			Non-Agency Multiple Class Mortgage Pass-Through Securities—2.6%
Aaa	2,063		Banc of America Alternative Loan Trust, 6.00%, 12/25/34	2,063,499
AAA	7,996		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	8,487,195
AAA	13	[4]	Summit Mortgage Trust, Ser. 1, Class B1, 6.016%, 12/28/12	12,873

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	10,563,567

			Agency Zero Coupon Bonds—0.5%
	6,055	[2]	Resolution Funding Corp., Ser. B, 4/15/30	1,926,459

			Adjustable Rate Mortgage Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	1,330		4.39%, 1/01/35	1,341,088
	2,040		5.152%, 1/01/35	2,040,159
	5		Federal National Mortgage Assoc., Ser. 256, Class F, 4.969%, 11/25/23	4,863

			Total Adjustable Rate Mortgage Securities	3,386,110

			Inverse Floating Rate Mortgages—1.3%
			Federal Home Loan Mortgage Corp.,
	1,000		Ser. 1611, Class JC, 10.00%, 8/15/23	1,045,490
	12		Ser. 1043, Class H, 29.50%, 2/15/21	14,543
			Federal National Mortgage Assoc.,
	4		Ser. 145, Class S, 23.909%, 10/25/06	4,777
	2,203		Ser. 118, Class F, 3.86%, 12/25/33	2,215,843
	24		Ser. 136, Class S, 16.604%, 11/25/20	29,361
	1,808		Ser. 23, Class PS, 10.268%, 4/25/23	1,884,604

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Inverse Floating Rate Mortgages—(continued)
	$ 15		Ser. 46, Class S, 17.247%, 5/25/21	$ 4,747
	16		Ser. 49, Class S, 6.741%, 12/25/21	1,953
	85		Ser. 87, Class S, 17.49%, 8/25/21	116,892

			Total Inverse Floating Rate Mortgage Securities	5,318,210

			Interest Only Asset-Backed Securities—1.4%
			Sterling Coofs Trust,
	37,334	[4]	Ser. 1, 2.546%, 4/15/29	3,126,750
	32,945	[4]	Ser. 2, 2.02%, 3/30/30	2,553,238

			Total Interest Only Asset-Backed Securities	5,679,988

			Interest Only Mortgage-Backed Securities—1.5%
			Federal Home Loan Mortgage Corp.,
	2		Ser. 1054, Class I, 582.00%, 3/15/21	304
	12		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,520
	14		Ser. 1057, Class J, 1,008.00%, 1,008.00%, 3/15/21	2,812
	44		Ser. 1148, Class E, 792.00%, 10/15/21	957
	11		Ser. 1179, Class O, 1,009.39%, 11/15/21	184
	7		Ser. 1221 Class H, 1,006.50%, 3/15/07	121
	273		Ser. 1254, Class Z, 8.50%, 4/15/22	1,776
	4		Ser. 176, Class M, 1,010.00%, 7/15/21	52
	572	[3]	Ser. 1831, Class PG, 6.50%, 3/15/11	56,260
	0		Ser. 192, Class U, 1,009.00%, 2/15/22	62
	8,214		Ser. 2611, Class QI, 5.50%, 9/15/32	1,434,062
			Federal National Mortgage Assoc.,
	80		Ser. 10, Class S, 7.29%, 5/25/21	9,883
	66		Ser. 12, Class S, 772.00%, 5/25/21	15,142
	4		Ser. 123, Class M, 1,009.50%, 10/25/20	532
	34		Ser. 139, Class PT, 648.35%, 10/25/21	3,371
	12		Ser. 141, Class SA, 21.90%, 8/25/07	2,643
	41		Ser. 17, Class S, 725.00%, 6/25/21	6,678
	0		Ser. 20, Class H, 856.27%, 3/25/06	2
	56		Ser. 33, Class PV, 1,078.42%, 10/25/21	13,391
	5		Ser. 38, Class N, 1,008.50%, 4/25/21	474
	617		Ser. 46, Class H, 1,042.50%, 12/25/09	90,887
	136		Ser. 5, Class H, 9.00%, 1/25/22	18,776
	585		Ser. 50, Class SI, 1.20%, 4/25/23	14,639
	14,012		Ser. 64, Class QI, 5.50%, 1/25/33	2,508,093
	9		Ser. 7, Class 2, 8.50%, 4/1/17	1,863
	29		Ser. 7, Class S, 753.00%, 3/25/21	5,097
	2		Ser. 84, Class H, 1,100.63%, 8/25/06	67
	16		Ser. 89, Class 2, 8.00%, 6/1/18	2,894
	35,320		Ser. 90, Class JH, 3.24%, 11/25/34	2,293,672
	5		Ser. 94, Class 2, 9.50%, 8/1/21	1,125
	20		Ser. 99, Class L, 9.30%, 8/25/21	2,755
	6,956	[4]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.98%, 2/19/25	149,451
	1,848	[4]	Morgan Stanley Capital I, Inc., Ser. HF1, Class X, 1.67%, 6/15/17	37,040
	4,053		Salomon Brothers Mortgage Securities VII, Inc., Ser. 1, 0.39%, 3/25/22	1,443

			Total Interest Only Mortgage-Backed Securities	6,678,028

			Principal Only Mortgage-Backed Securities—0.0%
	160	[3]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, zero coupon, 2/15/24	139,595
			Federal National Mortgage Assoc.,
	32		Ser. 167, Class D, 8.50%, 10/25/17	30,879
	34		Ser. 203, Class 1, 8.00%, 2/1/23	30,012
	21		Ser. 228, Class 1, 7.00%, 5/1/23	18,132
	72		Ser. 51, Class E, 8.00%, 2/25/23	58,620
	19		Ser. 70, Class A, 7.00%, 5/25/23	17,381

			Total Principal Only Mortgage-Backed Securities	294,619

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Commercial Mortgage-Backed Securities—3.4%
Aaa	$ 2,320		Bear Stearns Commercial Mortgage Securities, Ser. PWR7, Class A2, 4.945%, 2/11/41	$ 2,336,634
AAA	2,090		First Union National Bank Commercial Mortgage Trust, Ser. C2, Class A2, 7.202%, 10/15/32	2,300,484
AAA	2,475		GMAC Commercial Mortgage Securities, Inc., Ser. C3, Class A4, 4.547%, 12/10/41	2,433,841
			JP Morgan Chase Commercial Mortgage Securities Corp.,
AAA	1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,096,266
AAA	2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,342,801
AAA	2,530		Lehman Brothers-UBS Commercial Mortgage Trust, Ser. C4, Class A3, 4.986%, 6/15/29	2,563,927

			Total Commercial Mortgage-Backed Securities	14,073,953

			Collateralized Mortgage Obligation Residuals—0.0%
			Federal Home Loan Mortgage Corp.,
	0		Ser. 173, Class R, 9.00%, 11/15/21	18
	0		Ser. 173, Class RS, 9.00%, 11/15/21	18
	17		Ser. 19, Class R, 10.00%, 3/15/20	2,218
	22		Ser. 200, Class R, 10.50%, 12/15/22	422
	0		Ser. 75, Class R, 9.50%, 1/15/21	4
	0		Ser. 75, Class RS, 9.50%, 1/15/21	4
			Collateralized Mortgage Obligation Trust,
	2		Ser. 40, Class R, 10.00%, 4/01/18	350
	48		Ser. 42, Class R, 15.00%, 10/01/14	6,041
	6	[5]	Painewebber CMO Trust, Ser. 88 M, Class 6, 9/01/18	0

			Total Collateralized Mortgage Obligation Residuals	9,075

			Collateralized Mortgage Obligation Securities—0.6%
	2,345		Federal Home Loan Mortgage Corp., Ser. 2582, Class TB, 3.50%, 10/15/21	2,339,371

			Corporate Bonds—55.0%
			Aerospace & Defense—2.3%
B+	100		Armor Holdings, Inc., 8.25%, 8/15/13	109,000
B-	670		BE Aerospace, Inc., 8.875%, 5/01/11	696,800
B-	360		K&F Acquisition, Inc., 7.75%, 11/15/14	369,000
BBB+	1,620		Lockheed Martin Corp., 8.50%, 12/01/29	2,265,635
BBB+	1,000	[4]	Northrop Grumman Corp., 7.125%, 2/15/11	1,111,750
			Raytheon Co.,
BBB	712		6.15%, 11/01/08	740,644
NR	2,500		7.00%, 5/15/06	2,613,290
BB-	100		Sequa Corp., Ser. B, 8.875%, 4/01/08	108,000
B-	200	[4]	Standard Aero Holdings, Inc., 8.25%, 9/01/14	211,000
A	1,250		United Technologies Corp., 4.875%, 5/01/15	1,243,300

				9,468,419

			Automotive—0.9%
B-	270		Accuride Corp., 8.50%, 2/01/15	280,800
BB	115		ArvinMeritor, Inc., 8.75%, 3/01/12	123,912
BBB-	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,300,000
B	60		Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	57,600
Ca	160		Delphi Corp., 6.50%, 5/01/09	144,000
B-	110		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	110,138
CCC+	350	[4]	Metaldyne Corp., 10.00%, 11/01/13	317,625
BB-	185	[4]	Navistar Intl. Corp., 6.25%, 3/01/12	181,300

				3,515,375

			Basic Materials—4.0%
BB-	195		Abitibi-Consolidated, Inc., 8.375%, 4/01/15, (Canada)	203,288
A2	2,000		Alcoa, Inc., 6.00%, 1/15/12	2,134,700
B-	90	[4]	Borden United States Finance Corp./Nova Scotia ULC, 9.00%, 7/15/14	93,038
B-	3,185		Caraustar Industries, Inc., 9.875%, 4/01/11	3,256,662
B2	230	[4]	Compression Polymers Corp., 10.50%, 7/01/13	232,300
BB-	170		Donohue Forest Products, 7.625%, 5/15/07, (Canada)	173,825
BB-	300		Equistar Chemicals LP, 10.625%, 5/01/11	334,500
B	72		Huntsman Llc, 11.50%, 7/15/12	84,240
BB-	230		Huntsman LLC, 11.625%, 10/15/10	270,250

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(continued)
BB	$ 70		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	$ 79,625
CCC+	830	[4]	Innophos, Inc., 8.875%, 8/15/14	852,825
BBB+	135		Ispat Inland ULC, 9.75%, 4/01/14, (Canada)	159,300
			Lyondell Chemical Co.,
BB-	130		10.50%, 6/01/13	150,637
BB-	2,700		11.125%, 7/15/12	3,078,000
B-	95		Nalco Co., 8.875%, 11/15/13	103,431
B3	445	[4]	NewPage Corp., 10.00%, 5/01/12	448,337
B+	1,000		Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,085,000
B-	260	[4]	PQ Corp., 7.50%, 2/15/13	258,700
BB-	300	[4]	Quicksilver, Inc., 6.875%, 4/15/15	301,500
CCC+	455		Rhodia SA, 8.875%, 6/01/11, (France)	443,625
BBB-	170	[4]	Southern Peru Copper Corp., 7.50%, 7/27/35	168,513
B3	450		Trimas Corp., 9.875%, 6/15/12	383,625
			Weyerhaeuser Co.,
BBB	826		5.95%, 11/01/08	853,820
BBB	1,000		6.75%, 3/15/12	1,084,370

				16,234,111

			Building & Development—0.2%
B-	835	[4]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	798,469
CCC+	145		Nortek, Inc., 8.50%, 9/01/14	140,106

				938,575

			Conglomerates—2.1%
			General Electric Capital Corp.,
AAA	5,100		3.45%, 1/15/08	5,102,958
AAA	3,000		Ser. A, 6.75%, 3/15/32	3,584,370
BB-	30		Stena AB, 7.00%, 12/01/16, (Sweden)	28,575

				8,715,903

			Consumer Products—3.6%
Baa2	405		Albertsons, Inc., 7.45%, 8/01/29	460,250
B3	95		ALH Finance LLC/ALH Finance Corp., 8.50%, 1/15/13	90,250
BBB-	1,500		Autonation, Inc., 9.00%, 8/01/08	1,653,750
B3	2,000		Buffets, Inc., 11.25%, 7/15/10	2,030,000
BB+	825		Delhaize America, Inc., 9.00%, 4/15/31	1,040,754
BBB+	560		Federated Department Stores, Inc. DE, 6.79%, 7/15/27	621,152
B+	535		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	502,900
BBB+	550		General Mills, Inc., 5.125%, 2/15/07	554,587
B	90		Gold Kist, Inc., 10.25%, 3/15/14	102,150
Baa2	1,000		Kroger Co., 5.50%, 2/01/13	1,016,310
B-	380		Lazydays RV Center, Inc., 11.75%, 5/15/12	399,950
B-	470		Levi Strauss & Co., 8.254%, 4/01/12	471,175
BBB	865		May Department Stores Co., 6.70%, 7/15/34	945,592
B2	800	[4]	Movie Gallery, Inc., 11.00%, 5/01/12	828,000
AA-	3,000		Procter & Gamble Co., 6.875%, 9/15/09	3,267,030
B-	730	[4]	Rite Aid Corp., 6.125%, 12/15/08	693,500

				14,677,350

			Containers & Packaging—1.3%
B+	1,500		Crown European Holdings SA, 9.50%, 3/01/11, (France)	1,653,750
BB-	1,850		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,961,000
B3	500		Pliant Corp., 11.125%, 9/01/09	486,250
B	1,240		Stone Container Corp., 9.25%, 2/01/08	1,302,000

				5,403,000

			Ecological Services & Equipment—0.7%
BB-	350		Allied Waste North America, Inc., 7.25%, 3/15/15	345,625
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,430,000

				2,775,625

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—7.2%
			ANR Pipeline Co.,
B1	$ 145		7.375%, 2/15/24	$ 152,431
B1	565		9.625%, 11/01/21	721,788
CCC	70		Calpine Canada Energy Finance LLC, 8.50%, 5/01/08, (Canada)	50,750
CCC+	320		Calpine Generating Co. LLC, 11.50%, 4/01/11	300,800
			CMS Energy Corp.,
B+	35		7.50%, 1/15/09	36,925
B+	105		9.875%, 10/15/07	115,238
			Coastal Corp.,
B-	175		7.42%, 2/15/37	161,000
B-	100		9.625%, 5/15/12	111,250
B-	125		10.75%, 10/01/10	138,125
BB-	180	[4]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15, (France)	188,100
A-	3,000		Conoco Funding Co., 6.35%, 10/15/11, (Canada)	3,269,370
BBB+	2,000		Dominion Resources, Inc., 5.70%, 9/17/12	2,078,780
BBB+	450		Dominion Resources, Inc. VA, 5.95%, 6/15/35	459,743
B2	445		Dresser, Inc., 9.375%, 4/15/11	467,250
			Dynegy Holdings, Inc.,
B-	80		9.875%, 7/15/10	88,400
B-	935		10.125%, 7/15/13	1,063,562
B-	120		El Paso Corp., 7.80%, 8/01/31	120,000
			El Paso Natural Gas Co.,
B1	1,000		7.625%, 8/01/10	1,052,500
B1	150		8.375%, 6/15/32	177,750
Ba2	217		Elwood Energy LLC, 8.159%, 7/05/26	244,936
B	490		Exco Resources, Inc., 7.25%, 1/15/11	504,700
			Exelon Corp.,
BBB+	480		5.625%, 6/15/35	472,524
BBB+	640		6.75%, 5/01/11	697,773
			FirstEnergy Corp.,
Baa3	480		Ser. B, 6.45%, 11/15/11	516,178
Baa3	805		Ser. C, 7.375%, 11/15/31	968,148
Aa3	575		Florida Power & Light Co., 4.95%, 6/01/35	551,097
BBB	190		Halliburton Co., 7.60%, 8/15/96	233,620
B	280	[4]	Hilcorp Energy I LP/Hilcorp Finance Corp., 10.50%, 9/01/10	310,800
B-	215	[4]	KCS Energy, Inc., 7.125%, 4/01/12	220,375
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,489,187
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,086,330
B+	118		Midwest Generation LLC, 8.56%, 1/02/16	131,278
B2	1,020		Mission Energy Holdings Co., 13.50%, 7/15/08	1,216,350
B	300		North American Energy Partners, Inc., 9.00%, 5/15/10, (Canada)	306,000
A-	1,800		Occidental Petroleum Corp., 6.75%, 1/15/12	2,007,018
B-	110	[4]	Ocean Rig Norway AS, 8.375%, 7/01/13, (Norway)	114,950
BBB+	835		Oneok, Inc., 6.00%, 6/15/35	855,357
B	140		Orion Power Holdings, Inc., 12.00%, 5/01/10	169,050
			Progress Energy, Inc.,
Baa2	1,800		6.75%, 3/01/06	1,826,190
Baa2	2,000		7.10%, 3/01/11	2,198,680
B	25		Range Resources Corp., 6.375%, 3/15/15	25,125
B+	345		Reliant Energy, Inc., 6.75%, 12/15/14	338,963
Ba2	30		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	33,413
BB+	600	[4]	TXU Corp., 6.50%, 11/15/24	579,102
B2	1,200		Utilicorp Canada Finance Corp., 7.75%, 6/15/11, (Canada)	1,251,000
B2	320		Whiting Petroleum Corp., 7.25%, 5/01/13	324,000
B-	130	[4]	Williams Clayton Energy, Inc., 7.75%, 8/01/13	129,675

				29,555,581

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Entertainment & Leisure—2.5%
B+	$ 2,000		Boyd Gaming Corp., 8.75%, 4/15/12	$ 2,175,000
B-	250		Gaylord Entertainment Co., 6.75%, 11/15/14	248,437
B	1,760		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	1,927,200
Ba3	1,000		MGM Mirage, 9.75%, 6/01/07	1,078,750
BB+	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,225,000
B	205		Poster Financial Group, Inc., 8.75%, 12/01/11	210,125
BB-	290	[4]	Seneca Gaming Corp., 7.25%, 5/01/12	300,875
BB+	1,930		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	2,161,600
B-	45	[4]	WMG Hldgs. Corp., 9.50%, 12/15/14	31,275
B+	125		Wynn Las Vegas LLC, 6.625%, 12/01/14	121,719

				10,479,981

			Financial Institutions—12.7%
BB	350	[4]	American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	350,000
			Bank of America Corp.,
Aa2	2,000		4.50%, 8/01/10	1,986,560
Aa3	2,450		7.80%, 2/15/10	2,765,903
Aa3	1,400	[3]	Bank One Corp., 6.50%, 2/01/06	1,417,444
Aa3	2,000	[4]	Barclays Bank PLC, 6.86%, 9/29/49, (United Kingdom)	2,302,000
B-	360		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	408,600
A1	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	508,275
			Berkshire Hathaway Finance Corp.,
AAA	2,525		3.375%, 10/15/08	2,443,771
AAA	1,440		4.125%, 1/15/10	1,411,329
			Citigroup, Inc.,
Aa1	5,975		4.125%, 2/22/10	5,865,598
Aa1	275		5.85%, 12/11/34	295,812
Aa1	550		6.875%, 2/15/98	657,448
			Credit Suisse First Boston USA, Inc.,
Aa3	695	[3]	6.125%, 11/15/11	745,493
Aa3	1,000		7.125%, 7/15/32	1,214,610
BB	1,090		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	1,199,000
Aa3	950		Deutsche Bank AG/New York, 3.843%, 3/15/07	945,725
BB	200		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12, (Canada)	193,500
Baa3	150		Ford Motor Credit Co., 7.25%, 10/25/11	148,034
Aa3	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,095,090
Aa2	2,525		HSBC Bank USA, Inc., 3.875%, 9/15/09	2,456,648
Aa3	2,100		JP Morgan Chase & Co., 5.25%, 5/30/07	2,131,353
AAA	3,000		KFW Intl. Finance, Inc., 5.25%, 6/28/06	3,038,280
B-	45	[4]	KRATON Polymers LLC, 8.125%, 1/15/14	43,650
A1	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,648,350
A	1,925		Metlife, Inc., 5.70%, 6/15/35	1,939,745
Aa3	1,200		National City Bank Cleveland OH, 3.375%, 10/15/07	1,173,528
A+	2,000		Northern Trust Co., 6.30%, 3/07/11	2,155,240
Baa1	255	[4]	Pemex Project Funding Master Trust, 5.75%, 12/15/15	251,558
A-	700		Prudential Financial, Inc., 5.40%, 6/13/35	677,166
			Rainbow National Services LLC,
B+	225	[4]	8.75%, 9/01/12	247,500
B+	1,445		10.375%, 9/01/14	1,665,363
A1	1,295		RBS Capital Trust I, Trust Preferred Secs, 4.709%, 12/29/49	1,268,090
Baa3	745	[4]	Resona Global Secs, 7.191%, 12/29/49, (Cayman)	766,411
Aa2	950		State Street Bank & Trust Co., Ser. CD1, 3.33%, 12/11/06	949,952
AA-	2,000		UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,333,054
B-	300		UGS Corp., 10.00%, 6/01/12	334,500
B-	50		Universal City Florida Hldg. Co. I/II, 7.96%, 5/01/10	52,500
Aa1	1,000		Wells Fargo & Co., 4.20%, 1/15/10	985,840
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,247,440
BB-	50		Western Financial Bank, 9.625%, 5/15/12	55,125

				52,375,485

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Health Care—1.8%
CCC	$ 20		Curative Health Services, Inc., 10.75%, 5/01/11	$ 15,700
B	470	[4]	Elan Finance Corp., 7.75%, 11/15/11, (Ireland)	407,725
NR	2,000		HealthSouth Corp., 7.00%, 6/15/08	2,000,000
B3	70		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	60,900
AA-	1,165		Merck & Co., Inc., 4.75%, 3/01/15	1,147,001
BB+	1,500		Omnicare, Inc., Ser. B, 8.125%, 3/15/11	1,575,000
			Tenet Healthcare Corp.,
B	80		6.375%, 12/01/11	76,400
B	100		9.875%, 7/01/14	107,000
A	1,310		UnitedHealth Group, Inc., 3.375%, 8/15/07	1,280,747
B-	450		Universal Hospital Services, Inc., 10.125%, 11/01/11	464,625
BBB+	350		Wellpoint, Inc., 5.95%, 12/15/34	371,924

				7,507,022

			Industrials—1.8%
B	85	[4]	Ashtead Holdings PLC, 8.625%, 8/01/15	87,526
B-	275		Cenveo Corp., 7.875%, 12/01/13	266,063
B-	1,470	[4]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,458,975
B-	780		ERICO Intl. Corp., 8.875%, 3/01/12	811,200
B-	375	[4]	Hydrochem Industrial Services, 9.25%, 2/15/13	351,562
B-	735	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	712,950
B	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,472,515
B-	470	[4]	Nationsrent Cos., Inc., 9.50%, 5/01/15	489,975
CCC+	465	[4]	Park-Ohio Inds., Inc., 8.375%, 11/15/14	435,937
			Rural/Metro Corp.,
CCC+	150	[4]	zero coupon, 3/15/16	81,750
CCC+	265	[4]	9.875%, 3/15/15	264,338
B3	530	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	544,575
B+	345		United Rentals NA, Inc., 7.00%, 2/15/14	325,163

				7,302,529

			Media—6.4%
			AOL Time Warner, Inc.,
BBB+	1,635		7.57%, 2/01/24	1,930,396
BBB+	1,885		7.70%, 5/01/32	2,330,595
BBB+	3,000		9.125%, 1/15/13	3,718,680
BBB+	950		AT&T Broadband Corp., 8.375%, 3/15/13	1,142,004
B+	375		Cenveo Corp., 9.625%, 3/15/12	404,063
CCC-	745		Charter Communications Hldgs. II LLC/Charter Communications Hldgs. II Cap. Corp., 10.25%, 9/15/10	771,075
Ca	2,425		Charter Communications Holdings LLC, 10.75%, 10/01/09	1,988,500
BBB+	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,086,810
			Comcast Corp.,
BBB+	250		5.65%, 6/15/35	243,856
BBB+	325		7.05%, 3/15/33	377,266
BB-	135		Echostar DBS Corp., 6.754%, 10/01/08	138,038
B	250		General Cable Corp., 9.50%, 11/15/10	266,875
CCC+	90	[4]	Iesy Repository GMBH, 10.375%, 2/15/15	92,700
BBB-	2,995		News America, Inc., 6.20%, 12/15/34	3,078,560
B-	180	[4]	Nexstar Finance, Inc., 7.00%, 1/15/14	168,300
B	150	[4]	Penn National Gaming, Inc., 6.75%, 3/01/15	150,750
B	210		Primedia, Inc., 8.638%, 5/15/10	221,550
B	1,000		Quebecor Media, Inc., 11.125%, 7/15/11, (Canada)	1,107,500
B	400		Sinclair Broadcast Group, Inc., 8.75%, 12/15/11	425,000
BBB+	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,880,052
			Vertis, Inc.,
CCC	650		10.875%, 6/15/09	630,500
Caa2	270		13.50%, 12/07/09	207,900
A3	875		Viacom, Inc., 7.875%, 7/30/30	1,004,010
CCC	2,255		WRC Media, Inc./Weekly Reader Corp./JLC Learning Corp., 12.75%, 11/15/09	2,395,937
CCC	665		Young Broadcasting, Inc., 10.00%, 3/01/11	625,100

				26,386,017

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Real Estate—1.7%
BBB+	$ 1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	$ 1,088,830
			EOP Operating LP,
BBB+	850		4.65%, 10/01/10	839,426
BBB+	800		7.00%, 7/15/11	876,088
BBB+	1,070		EOP Operating Ltd. Partnership, 7.25%, 6/15/28	1,225,439
BBB+	585		ERP Operating LP, 5.25%, 9/15/14	585,638
			Rouse Co.,
BB+	725		3.625%, 3/15/09	680,855
BB+	1,715		5.375%, 11/26/13	1,646,125

				6,942,401

			Technology—1.2%
B	355		Celestica, Inc., 7.625%, 7/01/13	360,769
B+	100	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12, (South Korea)	108,750
Ba3	220	[4]	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 6.66%, 12/15/11, (Luxembourg)	220,550
B1	115		Sanmina SCI Corp., 6.75%, 3/01/13	110,400
BB+	2,000		Seagate Technology Holdings, 8.00%, 5/15/09, (Cayman Island)	2,130,000
BB	350		Stats Chippac Ltd., 6.75%, 11/15/11	339,500
			Sungard Data Systems, Inc.,
B-	120		zero coupon, 8/15/13	124,500
B-	300	[4]	9.125%, 8/15/13	313,140
B-	480	[4]	10.25%, 8/15/15	499,824
B	905		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	923,100

				5,130,533

			Telecommunications—3.4%
B-	280		Allbritton Communications Co., 7.75%, 12/15/12	282,100
A	1,700		Bellsouth Telecommunications, zero coupon, 12/15/95	924,698
B1	270		Cincinnati Bell, Inc., 7.25%, 7/15/13	287,888
B-	170	[4]	Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	176,375
			Intelsat Ltd.,
B	180		5.25%, 11/01/08, (Bermuda)	171,000
B+	210	[4]	8.25%, 1/15/13, (Bermuda)	219,450
B+	460	[4]	8.625%, 1/15/15, (Bermuda)	489,900
B+	175	[4]	8.695%, 1/15/12, (Bermuda)	178,500
			Lucent Technologies, Inc.,
B1	170		6.45%, 3/15/29	153,425
B1	895		6.50%, 1/15/28	796,550
			Qwest Corp.,
BB-	500	[4]	6.671%, 6/15/13	520,000
BB-	105		7.875%, 9/01/11	109,463
B	400		Qwest Services Corp., 13.50%, 12/15/10	460,500
CCC	790		Rural Cellular Corp., 9.875%, 2/01/10	840,362
A	435		SBC Communications, Inc., 6.45%, 6/15/34	482,472
A-	1,250		Sprint Cap. Corp., 8.75%, 3/15/32	1,715,350
A-	1,205		Sprint Capital Corp., 6.875%, 11/15/28	1,363,337
A+	635		Verizon Global Funding Corp., 7.75%, 12/01/30 - 6/15/32	811,773
A+	540		Verizon Maryland, Inc., 5.125%, 6/15/33	495,018
A+	1,410		Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11	1,456,177
A+	750		Verizon Virginia, Inc., 4.625%, 3/15/13	730,755
A	1,000		Vodafone Group PLC, 7.75%, 2/15/10, (United Kingdom)	1,125,180

				13,790,273

			Transportation—1.3%
A-	1,000		Canadian National Railway Co., 6.375%, 10/15/11, (Canada)	1,086,022
BBB	1,475		Canadian Pacific Railway Ltd., 6.25%, 10/15/11, (Canada)	1,592,189
B	350	[4]	CHC Helicopter Corp., 7.375%, 5/01/14, (Canada)	354,375
B+	390		General Maritime Corp., 10.00%, 3/15/13, (Marshall Island)	426,075
B3	60	[4]	Horizon Lines LLC, 9.00%, 11/01/12	64,050
BBB+	1,400		Norfolk Southern Corp., 7.05%, 5/01/37	1,686,076
B+	115		OMI Corp., 7.625%, 12/01/13, (Marshall Island)	117,156

				5,325,943

			Total Corporate Bonds	226,524,123

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—38.4%
			Overseas Private Investment Corp.,
	$ 347		zero coupon, 5/29/12	$ 348,199
	323		4.09%, 5/29/12	294,124
	900		4.30%, 5/29/12	837,304
	670		4.64%, 5/29/12	633,366
	378		4.68%, 5/29/12	351,466
	2,856		4.87%, 5/29/12	2,727,316
	3,559		5.40%, 5/29/12	3,507,106
	408		5.46%, 5/29/12	408,316
	374		5.79%, 5/29/12	374,847
	496		5.88%, 5/29/12	501,156
	1,367		5.94%, 5/29/12	1,379,984
	389		5.95%, 5/29/12	391,859
	459		6.10%, 5/29/12	465,289
	554		6.81%, 5/29/12	566,038
	4,415		6.89%, 5/29/12	4,541,105
	1,484		6.91%, 5/29/12	1,506,505
	398		7.35%, 5/29/12	410,724
	1,329		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	1,395,665
			U.S. Treasury Bonds,
	22,275	[2]	5.375%, 2/15/31	25,303,063
	6,350	[2]	5.50%, 8/15/28	7,209,219
	32,000	[2]	6.00%, 2/15/26	38,104,992
	7,950	[2]	6.25%, 5/15/30	9,990,924
	12,850	[2]	8.00%, 11/15/21	17,947,852
	445		8.125%, 8/15/19	612,151
	1,925	[2]	8.50%, 2/15/20	2,741,027
			U.S. Treasury Notes,
	955	[2]	1.875%, 7/15/15	952,790
	2,006	[2]	2.00%, 7/15/14	2,027,921
	7,100	[2]	3.50%, 5/31/07	7,036,739
	2,500	[2]	3.625%, 4/30/07	2,483,975
	5,725	[2]	3.875%, 5/15/10	5,656,128
	6,365	[2]	4.00%, 2/15/15	6,221,787
	7,725	[2]	4.125%, 5/15/15	7,627,202
	3,258	[2]	U.S. Treasury Notes TIPS, 1.625%, 1/15/15	3,185,720

			Total U.S. Government and Agency Securities	157,741,859

			Taxable Municipal Bonds—1.9%
AAA	475		Connecticut St. GO, Ser. B, 5.00%, 12/01/15	517,755
AAA	1,425		California St. GO, 5.00%, 6/01/31	1,502,021
AAA	1,185		Georgia St. GO, Ser. C, 5.50%, 7/01/16	1,346,587
AAA	235		Hawaii St. GO, Ser. DG, 5.00%, 7/01/15	258,714
AAA	340		Maricopa Cnty. AZ Unified School District Number 48 Scottsdale, School Improvement Proj.,
			Ser. A, 5.00%, 7/01/16	371,953
AAA	680		Maryland St. GO, St. & Local Fac. Loan, Ser. Y, 5.50%, 7/15/15	782,932
AAA	795		Metropolitan Transportation Authority New York Revenue, Ser. A, 5.00%, 11/15/33	840,808
AA+	475		New York City Municipal Water Finance Authority Water and Sewer Systems Revenue,
			Ser. C, 5.00%, 6/15/31	501,875
AAA	530		New York St. Environmental Facilities Corp. St. Clean Water and Drinking Water Revenue,
			NYC Municipal Water Finance Proj., 5.00%, 6/15/34	559,086
AA	685		University Maryland Systems Auxiliary Facility And Tuition Revenue, Ser. A, 5.00%, 4/01/16	751,500
AAA	530		University Texas Permanent University Fund, Ser. B, 5.00%, 7/01/35	559,664

			Total Taxable Municipal Bonds	7,992,895

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—1.5%
			United Mexican States,
Baa1	$ 2,325		6.625%, 3/03/15	$ 2,513,325
Baa1	3,000		8.00%, 9/24/22	3,600,000

			Total Foreign Government Bonds	6,113,325

			Total Long-Term Investments (cost $580,719,9846)	585,978,146

			BORROWED BONDS—0.1%
			U.S. Government and Agency Securities—0.1%
	273	[7]	U.S. Treasury Bonds, 2.75%, 8/02/05 (cost $272,600)	272,600

			TBA COMMITMENTS—(20.1%)
			Mortgage Pass-Through Securities—(20.1%)
			Federal National Mortgage Assoc.,
	7,100		5.50%, 7/01/20	7,242,000
	(71,700)		5.50%, 7/01/35	(72,058,500)
	(17,600)		6.00%, 7/01/35	(17,952,000)

			Total TBA Commitments (net proceeds $83,006,176)	(82,768,500)

	Notional
	Amount
	(000)

			OUTSTANDING OPTIONS WRITTEN—(0.4%)
			Interest Rate Swap,
	(11,400)		5.135%, over 3-month LIBOR, expires 4/21/08	(1,252,400)
	(24,800)		5.67% over 3-month LIBOR, expires 1/04/10	(480,909)
	(55,000)		5.75% over 3-month LIBOR, expires 9/23/05	(100)
	(78)		U.S. Treasury Notes futures, expires 9/16/05	(1,219)
	(71)		U.S. Treasury Notes futures, expires 9/16/05	(17,750)
	(52)		U.S. Treasury Notes futures, expires 9/16/05	(4,063)
	(17)		U.S. Treasury Notes futures, expires 9/16/05	(266)
	(62)		U.S. Treasury Notes futures, expires 9/16/05	(969)

			Total Outstanding Options Written (premium received $3,117,077)	(1,757,676)

			Total Investments net of TBA Commitments and Outstanding Options Written—122.1%	501,724,570
			Liabilities in excess of other assets (including $82,756,029 of net sales receivable and $180,063,745
			of reverse repurchase agreements payable)—(22.1)%	(90,933,642)

			Net Assets—100%	$410,790,928

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[3]	Security, or a portion thereof, pledged as collateral with a value of $3,845,306 on 740 long U.S. Treasury Note futures contracts expiring September 2005, 1,469 short U.S. Treasury futures contracts expiring September 2005 and 263 short Eurodollar futures contracts expiring September 2005 to September 2007. The value of such contracts on July 31, 2005 was $135,825,647 with an unrealized gain of $1,540,661.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 6.4% of it nets assets, with a current market value of $26,455,006, in securities restricted as to resale.
[5]	Security is fair valued.
[6]	Cost for Federal income tax purposes is $584,718,793. The net unrealized depreciation on a tax basis is $1,259,353, consisting of $9,686,347 gross unrealized appreciation and $8,426,994 gross unrealized depreciation.
[7]	The interest rate and maturity date shown represent the term of the bonds borrowed transaction, not the security borrowed.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Income Opportunity Trust, Inc.

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005